Financial instruments by category (Details 4)	12 Months Ended
Jun. 30, 2020
Cash Flows - Theoretical Price [Member] | Level 2 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Interest rate swaps
Pricing model / method	Cash flows - Theoretical price
Parameters	Interest rate futures contracts and cash flows
Range
Cash Flow / NAV - Theoretical Price [Member] | Level 3 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in financial assets - Other private companies' securities [1]
Pricing model / method	Cash flow / NAV - Theoretical price
Parameters	Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.
Cash Flow / NAV - Theoretical Price [Member] | Level 3 [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	1.00%
Cash Flow / NAV - Theoretical Price [Member] | Level 3 [Member] | Maximum [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	3.50%
Discounted Cash Flows - Theoretical Price [Member] | Level 3 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in financial assets - Others
Pricing model / method	Discounted cash flows - Theoretical price
Parameters	Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.
Discounted Cash Flows - Theoretical Price [Member] | Level 3 [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	1.00%
Discounted Cash Flows - Theoretical Price [Member] | Level 3 [Member] | Maximum [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	3.50%
Theoretical Price [Member] | Level 2 And 3 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Derivative financial instruments Forwards
Pricing model / method	Theoretical price
Parameters	Underlying asset price and volatility
Range

[1]	An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.